SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE N – SUBSEQUENT EVENTS

The Company evaluated events and circumstances after the balance through April 6, 2022, the date these financial statements were available to be issued, and noted the subsequent events as noted below.

In January 2022, William Gray resigned as the interim chief financial officer of the Company, Karen Stegall was appointed as the interim chief financial officer of the Company, Chris Dantin was appointed as a director of the Company, and Robert Cook was appointed as a director of the Company as the chairman of the board of directors’ audit committee and as a member of the board of directors’ compensation and nominating committees.

On January 26, 2022, Chris Dantin voluntarily resigned as a director of the Company and Gary Stein was appointed as a director of the Company effective January 27, 2022.

In January 2022, the Company issued 40,000 warrants to purchase up to 40,000 shares of Wytec’s common stock on a cash or cashless basis in consideration for making a $250,000 line of credit available to Wytec. The warrants are exercisable on a cash or cashless basis at any time until December 31, 2022 at an exercise price per share of five dollars ($5.00) per share, provided, that ten (10) days after the common stock of the Company commences trading on the NASDAQ Capital Market or equivalent or higher public securities trading market (the “Measurement Date”), the amount per share payable to exercise the warrants will thereafter be the greater of (i) $5.00 or (ii) 85% of the average closing price that is quoted on said trading market (if more than one, the one with the then highest trading volume), during the ten (10) consecutive trading days immediately prior to the Measurement Date.

In February, 2022, the Company issued a total of 5,000 shares of common stock in consideration for the exercise of 5,000 common stock purchase warrants by one warrant holder at an exercise price of $5.00 per share.

In February 2022, the Company commenced a private placement pursuant to Rule 506(b) of Regulation D promulgated under Section 4(a)(2) of the Securities Act of 1933, as amended, of a unit (“Unit”) consisting of a $175,000 7% promissory note with a maturity date of August 31, 2023 and 17,500 common stock purchase warrants exercisable on a cash or cashless basis until December 31, 2024 at an exercise price of $5.00 per share at a purchase price of $175,000 for the Unit. The promissory note may be extended by an additional six months in the sole discretion of the Company up to two times. The Unit was purchased by Christopher Stuart, a director of the Company, in February 2022.